CRYPTOCURRENCIES (Tables)	6 Months Ended
Jun. 30, 2021
Investment Company [Abstract]
SCHEDULE OF MOVEMENTS OF CRYPTOCURRENCIES

The following table presents the movements of cryptocurrencies for the six-month period ended June 30, 2021:

Amounts
Balance at January 1, 2021	-
Receipt of cryptocurrencies from mining activities	$814,772
Sales of cryptocurrencies	(638,183)
Realized gain on sale of cryptocurrencies	41,345
Impairment loss on cryptocurrencies	(42,447)
Balance at June 30, 2021	$175,487